GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Schedule of Sales by Geographical Area
	Year Ended December 31,
	2014	2013	2012

Domestic Sales	$115,256,175	$107,273,543	$111,925,870
International Sales	8,315,280	6,618,446	10,472,016
	$123,571,455	$113,891,989	$122,397,886